CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 60,196	$ 36,014
Accounts receivable, net	104,785	112,838
Inventories	111,343	109,290
Salespersons overdrafts, net of allowance of $10,003 and $12,915, respectively	24,144	30,074
Income tax receivable	2,928	2,022
Prepaid expenses and other current assets	17,952	19,313
Deferred income taxes	25,184	21,896
Total current assets	346,532	331,447
Property, plant and equipment	526,143	501,286
Less accumulated depreciation	(322,478)	(291,236)
Property, plant and equipment, net	203,665	210,050
Goodwill	918,946	983,114
Intangibles, net	401,323	448,394
Deferred financing costs, net	42,740	52,486
Deferred income taxes	2,472	2,564
Other assets	10,728	11,533
Prepaid pension costs		4,906
Total assets	1,926,406	2,044,494
LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDER'S DEFICIT
Accounts payable	55,103	55,350
Accrued employee compensation and related taxes	31,511	30,547
Commissions payable	12,345	21,365
Customer deposits	175,145	176,996
Income taxes payable	49,321	29,812
Interest payable	34,514	34,294
Current portion of long-term debt and capital leases	15,236	4,026
Other accrued liabilities	26,152	36,384
Total current liabilities	399,327	388,774
Long-term debt and capital leases-less current maturities	1,869,215	1,913,579
Deferred income taxes	134,703	158,095
Pension liabilities, net	129,627	97,174
Other noncurrent liabilities	34,871	44,851
Total liabilities	2,567,743	2,602,473
Mezzanine equity	1,216	578
Preferred stock $.01 par value; authorized 300,000 shares; none issued and outstanding at December 29, 2012 and December 31, 2011
Common stock $.01 par value; authorized 1,000 shares; 1,000 shares issued and outstanding at December 29, 2012 and December 31, 2011
Additional paid-in-capital	103	103
Accumulated deficit	(554,099)	(495,499)
Accumulated other comprehensive loss	(88,557)	(63,161)
Total stockholder's deficit	(642,553)	(558,557)
Total liabilities, mezzanine equity and stockholder's deficit	$ 1,926,406	$ 2,044,494